Related Party Transactions - Summary of Significant Transactions with Related Parties (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of transactions between related parties [line items]
Premium on redemption of bonds	₨ 0	$ 0	₨ 96	₨ 0
Vedanta Resources Limited [member] | Withdrawal of guarantee [member]
Disclosure of transactions between related parties [line items]
Amount of guarantee			282,058
Vedanta Resources Limited [member] | Extinguishment of guarantee [member]
Disclosure of transactions between related parties [line items]
Amount of guarantee			₨ 68,091